Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.3%

	Australia — 3.3%
53,703	Adairs, Ltd.(a)	156,570
224,400	AGL Energy, Ltd.	1,001,741
73,120	Ampol, Ltd.	1,576,782
6,173	APA Group	45,150
18,229	Aristocrat Leisure, Ltd.	577,451
163,100	Australia & New Zealand Banking Group, Ltd.	3,262,187
1,987,600	Beach Energy, Ltd.	1,820,807
294,129	BGP Holdings Plc* (b) (c)	—
115,148	BHP Group Plc	3,430,389
134,124	BHP Group Plc, ADR	8,016,592
280,888	BHP Group, Ltd.(a)	8,475,116
98,199	BHP Group, Ltd., ADR	5,926,310
331,165	BlueScope Steel, Ltd.	5,032,167
3,113	Boral, Ltd.*	13,806
88,881	CSL, Ltd.	18,786,600
860,705	CSR, Ltd.	3,679,561
334	Domino’s Pizza Enterprises, Ltd.	28,662
176,864	Downer EDI, Ltd.	766,390
698,513	Fortescue Metals Group, Ltd.	9,755,875
929,400	Genworth Mortgage Insurance Australia, Ltd.	1,567,671
152,810	GPT Group (The) REIT	602,165
1,006,900	Harvey Norman Holdings, Ltd.(a)	3,616,410
86,744	IGO, Ltd.	723,381
731,800	Inghams Group, Ltd.(a)	1,862,193
40,539	Integrated Research, Ltd.* (a)	36,842
42,269	McMillan Shakespeare, Ltd.	371,239
1,224,800	Metcash, Ltd.(a)	4,007,209
76,000	Mineral Resources, Ltd.	3,094,325
1,454,500	Mirvac Group REIT	3,077,309
1,626,284	Orora, Ltd.	4,138,365
810,700	Perenti Global, Ltd.	545,213
79,327	Rio Tinto Plc	5,256,183
91,850	Rio Tinto Plc, ADR	6,148,439
125,838	Rio Tinto, Ltd.	9,159,117
95,040	Santos, Ltd.	436,014
370,001	South32, Ltd.	1,078,727
1,011,400	Stockland REIT	3,117,835
345,218	Super Retail Group, Ltd.	3,127,345
66,612	Wesfarmers, Ltd.	2,871,915

		127,190,053

	Austria — 0.9%
9,376	ANDRITZ AG	483,859
456,060	Erste Group Bank AG	21,445,405
145,742	OMV AG	8,278,601
138,170	Wienerberger AG	5,081,484

		35,289,349

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Belgium — 0.4%
61,000	Ageas SA	3,159,766
2,098	Bekaert SA	93,382
39,710	Groupe Bruxelles Lambert SA	4,432,729
807	Melexis NV	96,177
58,870	Proximus SADP	1,147,471
15,298	Solvay SA	1,777,961
21,701	Telenet Group Holding NV	791,189
26,100	UCB SA	2,978,480

		14,477,155

	Brazil — 0.6%
249,888	Petroleo Brasileiro SA, ADR	2,743,770
369,255	Petroleo Brasileiro SA, Preferred ADR	3,733,168
105,603	Wheaton Precious Metals Corp.	4,537,965
209,206	Yara International ASA	10,557,213

		21,572,116

	Canada — 2.2%
106,105	Agnico Eagle Mines, Ltd.	5,643,981
242,255	Atlas Corp.	3,435,176
198,240	Canadian Pacific Railway, Ltd.(a)	14,278,490
28,200	Canadian Tire Corp., Ltd. Class A	4,050,673
5,750	Canfor Corp.*	146,991
20,094	CGI, Inc.*	1,779,293
25,513	CGI, Inc. (New York Exchange)*	2,257,901
143	Constellation Software, Inc.	265,695
140,681	Franco-Nevada Corp.	19,483,620
354,598	GFL Environmental, Inc.	13,421,534
53,400	Loblaw Cos., Ltd.	4,381,408
984	Open Text Corp.	46,720
65,000	RioCan Real Estate Investment Trust REIT	1,180,462
8,760	Shopify, Inc. Class A*	12,078,696
20,500	Thomson Reuters Corp.	2,452,210

		84,902,850

	China — 0.6%
1,310,000	China Medical System Holdings, Ltd.	2,187,730
3,542,000	China Resources Cement Holdings, Ltd.	2,675,933
3,714,000	Jiangnan Group, Ltd.*	138,150
370,500	Kingboard Holdings, Ltd.	1,803,481
1,940,000	Lee & Man Paper Manufacturing, Ltd.	1,348,691
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,191,682
1,289,000	Shenzhen International Holdings, Ltd.	1,339,212
76,000	SITC International Holdings Co., Ltd.	274,900
917,500	Wuxi Biologics Cayman, Inc.*	10,891,657
2,782,600	Yangzijiang Shipbuilding Holdings, Ltd.	2,765,778

		24,617,214

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Colombia — 0.0%
4,991	Millicom International Cellular SA*	141,994

	Denmark — 2.4%
387	AP Moller - Maersk AS Class A	1,288,767
3,965	AP Moller - Maersk AS Class B	14,216,467
22,262	Carlsberg AS Class B	3,844,644
299,832	Danske Bank AS	5,178,093
50,200	DFDS AS*	2,678,766
140,332	ISS AS*	2,682,084
41,565	Jyske Bank AS*	2,141,723
318,378	Novo Nordisk AS Class B	35,779,646
15,617	Novo Nordisk AS, ADR	1,749,104
204,520	Novozymes AS Class B	16,798,768
16,180	Pandora AS	2,017,228
21,959	Royal Unibrew AS	2,475,162
55,114	Sydbank AS	1,742,682

		92,593,134

	Finland — 0.8%
70,995	Caverion OYJ	515,900
18,124	Kesko OYJ Class B	604,715
2,145,427	Nokia OYJ*	13,599,328
163,838	Nordea Bank Abp	2,009,610
564,947	Nordea Bank Abp (Stockholm Exchange)	6,895,039
155,706	TietoEVRY OYJ	4,865,851
61,100	Valmet OYJ	2,620,895
126,559	Wartsila OYJ Abp	1,778,887

		32,890,225

	France — 9.6%
41,811	Airbus SE*	5,342,432
24,100	Arkema SA	3,394,297
146,709	AXA SA	4,368,638
119,700	BNP Paribas SA	8,272,183
101,900	Bouygues SA	3,649,082
562,810	Bureau Veritas SA	18,675,999
120,860	Capgemini SE	29,618,742
295,800	Carrefour SA	5,417,459
98,400	Cie de Saint-Gobain	6,923,281
52,873	Cie Generale des Etablissements Michelin SCA	8,667,330
214,100	CNP Assurances	5,295,570
82,642	Coface SA	1,177,575
361,100	Credit Agricole SA	5,153,568
67,749	Danone SA	4,205,840
556,252	Dassault Systemes SE	33,089,717
36,854	Engie SA	545,421
1,921	Eramet SA*	157,179
46,152	EssilorLuxottica SA	9,827,112
397,086	Eutelsat Communications SA	4,847,562

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	France — continued
40,800	Ipsen SA	3,735,019
42,863	IPSOS	2,010,682
59,101	L’Oreal SA	28,023,060
203,275	Legrand SA	23,786,804
36,947	LVMH Moet Hennessy Louis Vuitton SE	30,545,718
125,400	Metropole Television SA	2,447,099
36,500	Nexity SA	1,715,932
1,214,515	Orange SA	13,000,729
179,318	Pernod Ricard SA	43,129,161
62,549	Publicis Groupe SA	4,210,938
35,500	Quadient SA	772,693
151,400	Rexel SA*	3,069,828
121,194	Sanofi	12,208,254
50,121	Societe BIC SA	2,697,126
107,400	Societe Generale SA	3,689,095
18,791	Sopra Steria Group SACA	3,365,637
34,523	Teleperformance	15,389,742
219,200	Television Francaise 1	2,174,917
12,319	Thales SA	1,047,886
242,158	TotalEnergies SE	12,290,299
101,207	TotalEnergies SE, ADR	5,005,698

		372,945,304

	Georgia — 0.0%
45,361	Bank of Georgia Group Plc	1,024,806

	Germany — 7.4%
39,723	adidas AG	11,437,800
71,777	Allianz SE	16,949,387
58,323	Aroundtown SA	352,849
40,282	Aurubis AG	4,033,912
98,609	BASF SE	6,927,894
141,867	Bayer AG	7,582,563
78,800	BMW AG	7,929,708
45,696	Brenntag SE	4,135,413
9,297	Carl Zeiss Meditec AG	1,954,335
51,786	Continental AG*	5,483,343
142,021	Covestro AG 144A	8,753,639
259,118	Daimler AG	19,916,672
66,913	Daimler Truck Holding AG*	2,457,057
10,699	Deutsche Boerse AG	1,789,751
233,239	Deutsche Pfandbriefbank AG	2,803,580
311,200	Deutsche Post AG	20,009,311
203,830	Deutsche Telekom AG	3,778,265
50,925	Deutz AG*	380,481
99,493	E.ON SE	1,379,445
231,985	Evonik Industries AG	7,510,764
7,192	Fresenius Medical Care AG & Co. KGaA, ADR	233,452
80,395	Fresenius SE & Co. KGaA	3,236,451

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
197,719	GEA Group AG	10,812,844
90,611	HUGO BOSS AG	5,512,790
381,380	Infineon Technologies AG	17,677,825
52,319	Knorr-Bremse AG	5,170,303
29,802	Koenig & Bauer AG*	1,060,783
378	Krones AG	41,224
37,845	LEG Immobilien SE	5,280,680
9,776	Merck KGaA	2,523,619
18,913	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,602,797
12,701	Nemetschek SE	1,629,235
139,325	Puma SE	17,032,338
44,482	Rheinmetall AG	4,201,583
131,671	RWE AG	5,348,578
95,397	SAP SE	13,549,832
92,880	SAP SE, ADR	13,013,417
2,126	Siemens AG	369,132
32,738	Siemens Healthineers AG 144A	2,450,455
27,377	Siltronic AG	4,377,316
3,089	Software AG	123,229
82,448	Symrise AG Class A	12,216,908
158,489	TAG Immobilien AG	4,435,550
42,000	Talanx AG*	2,031,812
81,200	United Internet AG	3,226,381
4,352	Vitesco Technologies Group AG*	213,801
141,381	Vonovia SE	7,797,754
47,657	Zalando SE*	3,855,470

		288,591,728

	Hong Kong — 0.6%
62,900	Hongkong Land Holdings, Ltd.	327,080
213,000	Pacific Basin Shipping, Ltd.	78,137
666,000	Techtronic Industries Co., Ltd.	13,257,981
9,510,000	Tongda Group Holdings, Ltd.*	304,952
1,834,000	United Laboratories International Holdings, Ltd. (The)	1,025,646
5,812,026	WH Group, Ltd.	3,645,423
1,088,000	Xinyi Glass Holdings, Ltd.	2,721,291

		21,360,510

	Hungary — 0.1%
229,600	MOL Hungarian Oil & Gas Plc	1,785,234
95,800	Richter Gedeon Nyrt	2,579,014

		4,364,248

	India — 0.3%
637,410	HDFC Bank, Ltd.	12,699,212

	Indonesia — 0.2%
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,676,880
7,888,300	Golden Agri-Resources, Ltd.	1,433,545

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued
11,902,500	Telkom Indonesia Persero Tbk PT	3,373,871

		6,484,296

	Ireland — 1.5%
31,918	AerCap Holdings NV*	2,088,075
247,620	CRH Plc	13,099,725
64,760	ICON Plc*	20,056,172
52,224	Kerry Group Plc Class A	6,725,818
176,870	Ryanair Holdings Plc, ADR*	18,099,107

		60,068,897

	Israel — 0.5%
209,233	Bank Hapoalim BM	2,157,942
316,972	Bank Leumi Le-Israel BM	3,406,604
26,067	Check Point Software Technologies, Ltd.*	3,038,369
13,038	Hilan, Ltd.	873,417
42,386	ICL Group, Ltd.	408,689
249,942	Israel Discount Bank, Ltd. Class A	1,681,592
47,772	Mizrahi Tefahot Bank, Ltd.	1,841,871
8,155	Nice, Ltd., ADR*	2,475,858
8,767	Phoenix Holdings, Ltd. (The)	113,320
210,300	Teva Pharmaceutical Industries, Ltd.*	1,820,969
21,125	Wix.com, Ltd.*	3,333,314

		21,151,945

	Italy — 1.4%
3,024,100	A2A SpA	5,915,090
31,294	Assicurazioni Generali SpA(a)	662,996
70,873	Datalogic SpA	1,233,130
57,806	Davide Campari-Milano NV	845,049
471,270	Enel SpA	3,776,150
1,131,173	Eni SpA	15,719,437
3,700	Eni SpA, ADR	102,305
13,591	Ferrari NV	3,517,623
1,714	Interpump Group SpA	125,623
1,152,531	Leonardo SpA*	8,257,145
291,800	Mediobanca Banca di Credito Finanziario SpA	3,354,851
54,997	MFE-MediaForEurope NV Class A*	56,007
54,997	MFE-MediaForEurope NV Class B(a)	77,865
19,798	Prysmian SpA	745,448
9,677	Recordati Industria Chimica e Farmaceutica SpA	621,764
6,924	Reply SpA	1,407,079
202,979	Rizzoli Corriere Della Sera Mediagroup SpA(a)	204,282
596,700	Unipol Gruppo SpA	3,242,872
1,078,000	UnipolSai Assicurazioni SpA(a)	3,040,235

		52,904,951

	Japan — 19.5%
151,500	ADEKA Corp.	3,377,192
35,900	Advantest Corp.	3,398,116

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
2,200	AEON REIT Investment Corp. REIT	3,077,765
134,600	AGC, Inc.	6,417,038
10,500	Air Water, Inc.	161,938
189,600	Alpen Co., Ltd.(a)	3,516,874
21,100	Amada Co., Ltd.	208,700
121,700	Amano Corp.	2,797,446
93,200	ArtSpark Holdings, Inc.(a)	764,830
184,600	Asahi Kasei Corp.	1,732,904
136,700	Asics Corp.	3,027,094
85,400	ASKA Pharmaceutical Holdings Co., Ltd.	746,800
192,100	Astellas Pharma, Inc.	3,120,343
23,100	Avex, Inc.(a)	289,264
14,400	BeNext-Yumeshin Group Co.	211,708
38,500	Bike O & Co., Ltd.(a)	346,702
800	BML, Inc.	24,836
32,200	Brother Industries, Ltd.	618,247
170,400	Canon, Inc.(a)	4,144,765
39,709	Canon, Inc., ADR	970,091
45,400	Central Glass Co., Ltd.	840,544
333,694	Chiba Bank, Ltd. (The)	1,909,638
5,700	Chudenko Corp.	105,234
221,900	Credit Saison Co., Ltd.	2,329,704
354,500	Dai-ichi Life Holdings, Inc.	7,158,957
576,700	Daicel Corp.	3,981,386
53,200	Daikin Industries, Ltd.	12,053,215
107,400	Daiwa House Industry Co., Ltd.	3,085,226
847,100	Daiwa Securities Group, Inc.	4,771,949
60,000	Denka Co., Ltd.	1,959,099
88,000	Dexerials Corp.	3,175,199
89,500	DIC Corp.	2,250,810
17,700	Disco Corp.	5,402,761
139,500	DMG Mori Co., Ltd.	2,394,959
59,600	Dowa Holdings Co., Ltd.	2,502,418
52,800	Eagle Industry Co., Ltd.	506,198
5,500	Ebara Corp.	305,197
275,800	EDION Corp.(a)	2,569,870
1,251,100	ENEOS Holdings, Inc.	4,674,989
16,200	Enplas Corp.	383,494
97,200	Ezaki Glico Co., Ltd.	3,089,332
350,800	Food & Life Cos, Ltd.	13,251,531
111,900	FUJIFILM Holdings Corp.	8,285,002
48,700	Fujikura, Ltd.*	238,943
31,000	Fujitsu, Ltd.	5,311,363
195,000	Fukuoka Financial Group, Inc.(a)	3,337,632
87,100	Furukawa Co., Ltd.	960,592
124,400	Futaba Industrial Co., Ltd.	469,923
473,994	Hachijuni Bank, Ltd. (The)	1,617,643
14,700	Hakuhodo DY Holdings, Inc.	244,585
287,800	Haseko Corp.	3,563,916

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
326,100	Hazama Ando Corp.	2,449,538
81,200	Hirose Electric Co., Ltd.	13,637,341
7,600	Hitachi Metals, Ltd.*	140,642
83,100	Hitachi, Ltd.	4,495,793
132,800	Hokkaido Electric Power Co., Inc.	591,606
450,800	Honda Motor Co., Ltd.	12,644,557
7,800	Horiba, Ltd.	457,887
9,800	Hosokawa Micron Corp.	290,200
13,500	Hoya Corp.	2,005,862
69,900	Ichinen Holdings Co., Ltd.	811,570
12,800	Idemitsu Kosan Co., Ltd.	326,461
8,300	Iida Group Holdings Co., Ltd.	192,877
12,700	INFRONEER Holdings, Inc.	115,580
477,000	Inpex Corp.	4,150,528
30,800	Inui Global Logistics Co., Ltd.(a)	619,450
327,600	Isuzu Motors, Ltd.	4,070,996
168,100	Ito En, Ltd.	8,817,021
201,600	ITOCHU Corp.	6,158,906
2,100	Iwatani Corp.	105,770
77,400	Jaccs Co., Ltd.	1,990,871
18,900	JAFCO Group Co., Ltd.	1,086,518
105,600	Japan Airlines Co., Ltd.*	2,013,787
153,300	Japan Aviation Electronics Industry, Ltd.	2,650,517
53,400	Japan Exchange Group, Inc.	1,167,654
108,700	Japan Petroleum Exploration Co., Ltd.	2,365,526
77,800	Japan Post Insurance Co., Ltd.	1,249,881
288,100	JFE Holdings, Inc.	3,670,207
12,300	JSR Corp.	467,305
3,100	JTEKT Corp.	27,055
59,000	Juki Corp.	434,475
186,600	K’s Holdings Corp.	1,811,635
12,500	Kaken Pharmaceutical Co., Ltd.	456,993
106,500	Kamigumi Co., Ltd.	2,014,302
278,400	Kandenko Co., Ltd.	2,071,893
27,800	Kaneka Corp.	911,337
282,500	Kanematsu Corp.	3,142,569
157,000	Kansai Paint Co., Ltd.	3,408,449
240,408	Kao Corp.	12,565,809
16,500	Kato Sangyo Co., Ltd.	480,005
150,700	Kawasaki Heavy Industries, Ltd.	2,719,418
1,600	Kawasaki Kisen Kaisha, Ltd.*	96,149
365,600	KDDI Corp.	10,673,850
44,600	Keyence Corp.	27,994,338
11,600	KH Neochem Co., Ltd.	320,333
48,600	Kintetsu World Express, Inc.	1,261,899
21,100	Kissei Pharmaceutical Co., Ltd.	413,003
33,100	Kito Corp.	570,853
121,500	Kobayashi Pharmaceutical Co., Ltd.	9,538,101
343,300	Kobe Steel, Ltd.	1,720,152

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
76,200	Kohnan Shoji Co., Ltd.	2,239,911
14,886	Kose Corp.	1,686,964
147,700	Kuraray Co., Ltd.(a)	1,281,336
46,300	KYB Corp.*	1,296,665
14,800	Kyocera Corp.	923,691
20,700	Lasertec Corp.	6,343,650
192,200	Lion Corp.	2,565,337
702,400	Marubeni Corp.	6,828,508
63,400	Maxell Holdings, Ltd.	753,169
35,500	Mazda Motor Corp.*	272,828
599,000	Mebuki Financial Group, Inc.	1,232,799
107,700	Medipal Holdings Corp.	2,015,488
32,700	Meidensha Corp.	778,064
25,200	Meiji Shipping Co., Ltd.(a)	156,030
744,400	Mitsubishi Chemical Holdings Corp.	5,507,610
243,200	Mitsubishi Corp.	7,712,791
170,000	Mitsubishi Gas Chemical Co., Inc.	2,875,776
54,400	Mitsubishi Heavy Industries, Ltd.	1,256,130
27,200	Mitsubishi Motors Corp.*	75,821
1,845,400	Mitsubishi UFJ Financial Group, Inc.	10,014,246
682,930	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,374,471
205,900	Mitsui & Co., Ltd.	4,869,686
67,400	Mitsui Chemicals, Inc.	1,808,571
274,200	Mitsui Engineering & Shipbuilding Co., Ltd.* (a)	907,214
6,900	Mitsui OSK Lines, Ltd.	511,710
613,900	Mizuho Financial Group, Inc.	7,799,363
91,200	Mizuho Leasing Co., Ltd.	2,526,404
32,800	Mochida Pharmaceutical Co., Ltd.	991,221
131,000	MS&AD Insurance Group Holdings, Inc.	4,037,332
13,400	Murata Manufacturing Co., Ltd.	1,065,553
16,100	Nachi-Fujikoshi Corp.	576,024
5,800	Nagase & Co., Ltd.	93,834
4,300	Nakanishi, Inc.	79,088
15,000	NGK Insulators, Ltd.	253,224
14,800	NGK Spark Plug Co., Ltd.	257,430
11,800	NHK Spring Co., Ltd.	100,216
176,800	Nihon Kohden Corp.	4,843,941
227,700	Nikon Corp.	2,451,895
3,800	Nippon Electric Glass Co., Ltd.	97,314
99,400	Nippon Kayaku Co., Ltd.	1,022,010
19,000	Nippon Pillar Packing Co., Ltd.	613,781
30,300	Nippon Sanso Holdings Corp.	661,230
126,900	Nippon Soda Co., Ltd.	3,647,597
324,100	Nippon Steel Corp.	5,286,977
614,600	Nippon Telegraph & Telephone Corp.	16,812,036
52,000	Nippon Yusen KK	3,955,712
152,100	Nishio Rent All Co., Ltd.	3,793,419
13,300	Nissan Chemical Corp.	771,517
996,900	Nissan Motor Co., Ltd.*	4,811,576

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
49,200	Nisshin Oillio Group, Ltd. (The)	1,238,598
32,700	Nissin Foods Holdings Co., Ltd.	2,382,467
29,300	Nitto Denko Corp.	2,261,969
2,021,300	Nomura Holdings, Inc.	8,806,272
10,600	Nomura Micro Science Co., Ltd.(a)	513,638
245,700	Nomura Research Institute, Ltd.	10,529,543
490,741	North Pacific Bank, Ltd.	1,065,392
4,600	NS Solutions Corp.	141,609
166,700	NTT Data Corp.	3,569,816
389,700	Obayashi Corp.	3,011,880
53,100	Obic Co., Ltd.	9,960,141
147,500	Okuwa Co., Ltd.	1,218,119
126,300	Olympus Corp.	2,905,925
96,400	Omron Corp.	9,593,539
5,700	Ono Pharmaceutical Co., Ltd.	141,368
30,500	Onoken Co., Ltd.(a)	443,641
594,400	ORIX Corp.	12,117,181
18,200	OSG Corp.	282,273
72,000	Otsuka Holdings Co., Ltd.	2,606,643
66,900	Outsourcing, Inc.(a)	900,482
10,000	Persol Holdings Co., Ltd.	290,044
81,700	Pilot Corp.(a)	3,121,706
68,400	Plenus Co., Ltd.	1,198,062
66,100	Prima Meat Packers, Ltd.	1,425,838
30,300	Punch Industry Co., Ltd.	143,139
377,300	Recruit Holdings Co., Ltd.	22,843,434
340,500	Rengo Co., Ltd.	2,572,489
714,000	Resona Holdings, Inc.	2,774,032
160,500	Ricoh Co., Ltd.	1,492,732
100,600	Riso Kyoiku Co., Ltd.	343,327
365,100	Rohto Pharmaceutical Co., Ltd.	11,017,520
34,800	Sangetsu Corp.	490,473
205,400	Sanki Engineering Co., Ltd.	2,566,720
53,700	Sankyu, Inc.	2,224,385
18,000	Sanoh Industrial Co., Ltd.(a)	147,870
458,900	Santen Pharmaceutical Co., Ltd.	5,606,984
10,500	Sanwa Holdings Corp.	111,880
3,500	Sanyo Chemical Industries, Ltd.	162,303
7,700	Sanyo Trading Co., Ltd.	69,541
40,100	Sawai Group Holdings Co., Ltd.	1,530,455
12,300	SBS Holdings, Inc.	348,743
2,100	SCREEN Holdings Co., Ltd.	225,583
105,300	Secom Co., Ltd.	7,302,556
165,600	Seiko Epson Corp.	2,978,226
145,900	Seino Holdings Co., Ltd.	1,476,041
375,000	Shimadzu Corp.	15,810,212
26,500	Shin-Etsu Chemical Co., Ltd.	4,584,082
3,800	Shinko Electric Industries Co., Ltd.	181,165
20,900	Shizuoka Bank, Ltd. (The)	149,188

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
9,700	Shoei Co., Ltd.	381,581
66,400	Showa Denko KK(a)	1,392,523
378,600	SKY Perfect JSAT Holdings, Inc.	1,380,852
21,300	SMC Corp.	14,351,674
50,000	Sohgo Security Services Co., Ltd.	1,984,282
334,120	Sojitz Corp.	5,013,758
167,000	Sompo Holdings, Inc.	7,046,615
28,000	Studio Alice Co., Ltd.	521,072
19,600	Sumitomo Bakelite Co., Ltd.	992,297
93,000	Sumitomo Chemical Co., Ltd.	437,723
137,900	Sumitomo Corp.	2,036,377
10,100	Sumitomo Dainippon Pharma Co., Ltd.	116,213
196,600	Sumitomo Electric Industries, Ltd.	2,560,043
134,400	Sumitomo Heavy Industries, Ltd.	3,255,105
414,700	Sumitomo Mitsui Construction Co., Ltd.	1,541,328
182,300	Sumitomo Mitsui Financial Group, Inc.	6,242,099
158,100	Sumitomo Mitsui Trust Holdings, Inc.	5,276,178
330,400	Sumitomo Rubber Industries, Ltd.(a)	3,362,675
11,700	Sumitomo Seika Chemicals Co., Ltd.	318,523
206,900	Suruga Bank, Ltd.(a)	912,728
37,100	T Hasegawa Co., Ltd.	871,160
38,400	T&D Holdings, Inc.	490,858
129,300	Taiheiyo Cement Corp.	2,552,203
7,900	Takara Holdings, Inc.	83,764
14,000	Takara Standard Co., Ltd.	171,786
7,200	Takasago Thermal Engineering Co., Ltd.	118,546
14,800	Takeuchi Manufacturing Co., Ltd.	350,738
389,600	Teijin, Ltd.	4,787,321
93,600	Terumo Corp.	3,950,293
28,900	TIS, Inc.	859,559
8,600	Toagosei Co., Ltd.	86,332
154,500	Tokio Marine Holdings, Inc.	8,575,954
142,000	Tokuyama Corp.	2,254,144
20,900	Tokyo Electron, Ltd.	12,029,456
15,700	Tokyo Electron, Ltd., ADR	2,259,230
285,300	Tokyo Gas Co., Ltd.	5,108,667
1,800	Tokyo Ohka Kogyo Co., Ltd.	106,292
2,200	Tokyo Seimitsu Co., Ltd.	97,434
21,000	Tokyo Steel Manufacturing Co., Ltd.	251,114
172,400	Tokyu Construction Co., Ltd.	997,077
150,100	Tomy Co., Ltd.	1,432,503
6,100	Topcon Corp.	87,881
113,400	Toray Industries, Inc.	671,409
16,900	Tosoh Corp.	250,370
13,400	TOTO, Ltd.	615,570
111,400	Towa Corp.	3,139,186
84,900	Towa Pharmaceutical Co., Ltd.	2,111,533
54,200	Toyo Ink SC Holdings Co., Ltd.	906,040
8,100	Toyo Seikan Group Holdings, Ltd.	96,577

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
225,900	Toyo Suisan Kaisha, Ltd.	9,563,306
25,700	Toyo Tanso Co., Ltd.(a)	714,168
185,000	Toyota Motor Corp.	3,382,550
13,000	Toyota Tsusho Corp.	598,324
9,000	Trend Micro, Inc.	499,414
171,200	TS Tech Co., Ltd.	2,102,182
16,600	Tsubakimoto Chain Co.	455,525
68,500	UACJ Corp.*	1,581,707
130,200	Ube Industries, Ltd.	2,259,039
48,700	Ulvac, Inc.	3,044,939
123,700	Ushio, Inc.	2,051,730
44,000	Valor Holdings Co., Ltd.	819,973
19,900	Warabeya Nichiyo Holdings Co., Ltd.	356,508
2,000	Yakult Honsha Co., Ltd.	104,207
190,500	Yamaha Motor Co., Ltd.(a)	4,564,192
36,200	Yamaichi Electronics Co., Ltd.	731,199
199,600	Yokogawa Electric Corp.	3,594,897
136,000	Yokohama Rubber Co., Ltd. (The)(a)	2,176,614

		756,814,934

	Malaysia — 0.1%
867,700	Tenaga Nasional Bhd	1,945,348

	Mexico — 0.1%
3,402,100	America Movil SAB de CV Series L	3,604,081

	Netherlands — 5.6%
1,798	Aalberts NV	119,123
10,052	Adyen NV* 144A	26,423,061
10,409	Adyen NV, ADR*	273,965
607,600	Aegon NV	3,035,399
158,590	Aegon NV, ADR NYRS	783,435
3,658	Arcadis NV	176,129
6,623	ASM International NV	2,927,562
51,527	ASML Holding NV	41,410,140
10,298	ASML Holding NV, ADR NYRS	8,198,650
76,928	ASR Nederland NV	3,543,041
70,494	Euronext NV	7,315,125
434,800	ING Groep NV	6,053,111
8,423	Intertrust NV* 144A	187,741
318,100	Koninklijke Ahold Delhaize NV	10,901,132
78,478	Koninklijke DSM NV	17,670,542
307,714	NN Group NV	16,660,276
46,172	Randstad NV	3,152,507
112,006	Royal Dutch Shell Plc Class A, ADR	4,861,060
659,100	Royal Dutch Shell Plc Class B	14,483,458
226,910	Royal Dutch Shell Plc Class B, ADR	9,836,549
242,833	Signify NV 144A	11,261,382
50,901	TKH Group NV CVA, ADR	3,212,596

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
1,859	Topicus.com, Inc.*	170,866
212,163	Wolters Kluwer NV	24,995,749

		217,652,599

	New Zealand — 0.0%
38,464	Fletcher Building, Ltd.	193,031

	Norway — 0.5%
100,400	Austevoll Seafood ASA	1,211,408
237,976	DNB Bank ASA	5,451,295
235,380	Equinor ASA	6,296,695
27,325	Kongsberg Gruppen ASA	886,219
55,504	Nordic Semiconductor ASA*	1,873,149
377,751	Norsk Hydro ASA	2,978,040

		18,696,806

	Philippines — 0.0%
6,261,800	Vista Land & Lifescapes, Inc.	433,478

	Portugal — 0.0%
782,528	Banco Espirito Santo SA* (b) (c)	—

	Russia — 1.1%
37,169	Coca-Cola HBC AG*	1,286,278
3,037,280	Gazprom PJSC	13,889,336
377,400	Gazprom PJSC, ADR	3,487,176
67,678	LUKOIL PJSC	5,917,722
46,100	LUKOIL PJSC, ADR	4,139,780
84,300	MMC Norilsk Nickel PJSC, ADR	2,607,399
15,666	Novatek PJSC	359,244
2,529	Novatek PJSC (London Exchange), GDR	592,292
169,349	Rosneft Oil Co. PJSC	1,350,276
1,663,200	Sberbank of Russia PJSC	6,499,244
47,483	Tatneft PJSC	316,274
44,800	Tatneft PJSC, ADR	1,859,648

		42,304,669

	Singapore — 0.3%
2,745,000	IGG, Inc.	2,439,984
259,300	United Overseas Bank, Ltd.	5,173,883
226,400	Venture Corp., Ltd.	3,074,869

		10,688,736

	South Africa — 0.6%
17,400	Anglo American Platinum, Ltd.	1,980,689
469,307	Anglo American Plc	19,171,292
1,003,000	Old Mutual, Ltd.	828,014

		21,979,995

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	South Korea — 1.3%
17,475	HMM Co., Ltd.*	395,438
14,754	KCC Glass Corp.	743,440
40,800	Kia Corp.*	2,821,249
633,723	Samsung Electronics Co., Ltd.	41,741,755
26,500	Samyang Foods Co., Ltd.*	2,113,312
27,680	SK Square Co., Ltd.*	1,546,122
42,819	SK Telecom Co., Ltd.	2,085,569

		51,446,885

	Spain — 1.8%
126,363	Amadeus IT Group SA*	8,570,266
1,645,300	Banco Santander SA	5,501,778
314,297	Cellnex Telecom SA	18,292,677
142,600	Enagas SA	3,308,160
205,901	Ercros SA*	695,427
48,013	Grupo Catalana Occidente SA	1,638,011
1,404,594	Iberdrola SA	16,627,934
20,191	Let’s GOWEX SA* (b) (c)	—
1,816,288	Mapfre SA(a)	3,729,228
481,400	Mediaset Espana Comunicacion SA*	2,250,011
732,718	Repsol SA	8,695,763

		69,309,255

	Sweden — 2.4%
76,734	Assa Abloy AB Series B	2,340,875
60,930	Bilia AB Class A	1,078,103
129,900	Boliden AB	5,021,621
21,889	Electrolux AB Class B(a)	530,673
328,819	Electrolux Professional AB Class B*	2,278,963
272,504	Epiroc AB Class A	6,898,493
24,548	EQT AB	1,336,687
1,060,444	Hexagon AB Class B	16,825,194
28,824	Industrivarden AB Class A	918,156
73,036	Industrivarden AB Class C	2,291,791
9,467	Indutrade AB	289,849
142,175	Intrum AB	3,665,142
39,006	Investor AB Class A(a)	1,027,942
351,911	Investor AB Class B	8,852,337
78,133	Inwido AB	1,615,500
1,186	L E Lundbergforetagen AB Class B	66,545
49,937	Lundin Energy AB	1,789,797
223,329	Securitas AB Class B	3,074,710
282,700	SKF AB Class B	6,697,609
81,145	Svenska Cellulosa AB SCA Class B	1,440,720
204,789	Svenska Handelsbanken AB Class A	2,213,495
437,437	Swedbank AB Class A	8,798,166
128,747	Swedish Match AB	1,024,134
151,033	Telefonaktiebolaget LM Ericsson Class B	1,664,660
141,200	Telefonaktiebolaget LM Ericsson, ADR	1,534,844

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
390,400	Volvo AB Class B	9,040,061

		92,316,067

	Switzerland — 11.1%
401,203	ABB, Ltd.	15,367,376
154,607	Adecco Group AG	7,907,245
2,057	Bachem Holding AG Class B	1,616,432
2,468	Baloise Holding AG	403,862
205	Chocoladefabriken Lindt & Spruengli AG	2,841,629
158,090	Cie Financiere Richemont SA Class A	23,761,648
3,131	Comet Holding AG	1,156,321
358,000	Credit Suisse Group AG	3,485,898
3,903	dormakaba Holding AG	2,585,151
15,600	Flughafen Zurich AG*	2,809,592
12,834	Geberit AG	10,496,512
260	Georg Fischer AG	395,215
6,909	Givaudan SA	36,336,419
92,600	Holcim, Ltd.*	4,726,802
26,413	Huber + Suhner AG	2,522,012
47,889	Julius Baer Group, Ltd.	3,215,551
26,575	Lonza Group AG	22,213,159
352,506	Nestle SA	49,304,027
247,328	Novartis AG	21,791,683
24,398	Novartis AG, ADR	2,134,093
17,285	Partners Group Holding AG	28,692,929
142,816	Roche Holding AG	59,421,111
65,560	Roche Holding AG, ADR	3,388,796
45,588	Schindler Holding AG	12,283,218
4,784	SGS SA	15,998,297
470,260	SIG Combibloc Group AG*	13,140,339
56,393	Sika AG(a)	23,531,382
22,320	Swatch Group AG (The)	1,309,339
5,300	Swatch Group AG (The) (Bearer Shares)	1,622,894
35,827	Swiss Life Holding AG	21,980,237
1,637	Tecan Group AG	998,028
41,936	Temenos AG	5,801,496
1,609	u-blox Holding AG*	124,408
1,073,972	UBS Group AG	19,354,245
10,205	Valora Holding AG*	1,744,980
4,695	Vontobel Holding AG	411,711
12,412	Zurich Insurance Group AG	5,454,387

		430,328,424

	Taiwan — 1.8%
784,000	ASE Technology Holding Co., Ltd.	3,017,891
1,134,000	Chipbond Technology Corp.	2,733,864
1,483,000	ChipMOS Technologies, Inc.	2,605,046
1,616,000	Compeq Manufacturing Co., Ltd.	2,555,391
1,153,000	Fubon Financial Holding Co., Ltd.	3,179,741

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
718,000	Hon Hai Precision Industry Co., Ltd.	2,698,955
137,000	Novatek Microelectronics Corp.	2,668,992
747,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,604,800
295,232	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	35,519,362

		71,584,042

	Thailand — 0.0%
16,831,100	Quality Houses PCL Class F	1,138,700

	Turkey — 0.1%
2,850,209	Akbank TAS	1,545,323
280,700	Coca-Cola Icecek AS	1,871,721
93,211	Hektas Ticaret TAS*	104,373
1,059,183	Turk Hava Yollari AO*	1,596,780

		5,118,197

	United Kingdom — 11.0%
484,537	3i Group Plc	9,509,514
12,050	888 Holdings Plc	49,127
242,810	Ashtead Group Plc	19,541,695
171,420	AstraZeneca Plc	20,148,566
342,500	Babcock International Group Plc*	1,477,983
966,000	BAE Systems Plc	7,193,577
1,303,300	Barclays Plc	3,301,027
280,200	Barratt Developments Plc	2,838,787
54,979	Bellway Plc	2,484,196
93,857	Bodycote Plc	1,100,264
802,969	BP Plc	3,594,457
161,615	BP Plc, ADR	4,303,807
235,600	British American Tobacco Plc	8,722,829
268,973	British American Tobacco Plc, ADR	10,062,280
1,821,700	BT Group Plc(a)	4,183,480
1,634,400	Centrica Plc*	1,582,805
551,000	CK Hutchison Holdings, Ltd.	3,554,930
364,944	CNH Industrial NV	7,084,293
44,500	Coca-Cola European Partners Plc	2,488,885
40,359	ConvaTec Group Plc 144A	105,584
208,800	Crest Nicholson Holdings Plc	1,052,050
37,581	Croda International Plc	5,151,241
992,500	Currys Plc	1,537,870
18,828	CVS Group Plc	571,236
464,401	Diageo Plc	25,386,762
26,884	Diageo Plc, ADR	5,918,244
44,534	EMIS Group Plc	820,339
377,498	Experian Plc	18,570,496
1,021,081	GlaxoSmithKline Plc	22,219,331
566,754	GlaxoSmithKline Plc, ADR	24,993,851
57,397	Greggs Plc	2,594,230
264,704	Halma Plc	11,472,908

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
622,255	Hays Plc	1,232,193
230,573	Hiscox, Ltd.	2,688,275
3,723,600	HSBC Holdings Plc	22,399,964
597,337	IMI Plc	14,045,337
229,500	Imperial Brands Plc	5,024,830
45,874	Inchcape Plc	565,109
118,236	Intertek Group Plc	9,016,150
1,581,400	J Sainsbury Plc	5,907,436
22,417	Johnson Matthey Plc	621,221
1,756,600	Kingfisher Plc	8,048,925
5,315,800	Lloyds Banking Group Plc	3,441,593
3,337,534	Man Group Plc	10,279,670
676,700	Marks & Spencer Group Plc*	2,120,911
543,056	Melrose Industries Plc	1,176,132
200,165	Micro Focus International Plc	1,132,983
484,800	Mitchells & Butlers Plc*	1,680,992
96,957	Ocado Group Plc*	2,203,607
584,660	Paragon Banking Group Plc	4,486,073
744,586	QinetiQ Group Plc	2,682,622
218,520	Reckitt Benckiser Group Plc	18,770,699
247,100	Redrow Plc	2,345,470
192,666	RELX Plc	6,268,175
324,347	Sage Group Plc (The)	3,745,573
904,960	Segro Plc REIT	17,607,513
376,251	Senior Plc*	749,131
120,298	Smith & Nephew Plc	2,107,598
110,792	Spectris Plc	5,489,277
75,999	Spirax-Sarco Engineering Plc	16,521,365
145,983	SThree Plc	917,452
562,500	Tate & Lyle Plc	5,039,062
1,350,500	Taylor Wimpey Plc	3,210,219
1,256,100	Tesco Plc	4,932,141
61,393	Unilever Plc, ADR	3,302,329
74,000	Vistry Group Plc	1,186,715
11,221	WPP Plc	170,145
31,031	WPP Plc, ADR	2,344,392

		427,077,923

	United States — 5.2%
24,592	Agilent Technologies, Inc.	3,926,113
80,842	Analog Devices, Inc.	14,209,598
41,179	ANSYS, Inc.*	16,517,720
45,721	Atlassian Corp. Plc Class A*	17,432,960
56,456	Bruker Corp.	4,737,223
200,933	Cadence Design Systems, Inc.*	37,443,865
9,477	Colgate-Palmolive Co.	808,767
15,100	Constellium SE Class A*	270,441
140,221	James Hardie Industries Plc, CDI	5,637,708
81,612	Janus Henderson Group Plc	3,422,807

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	United States — continued
674,400	JBS SA	4,594,880
21,206	Nordson Corp.	5,413,256
336,030	Schneider Electric SE	65,902,696
177,711	Stellantis NV	3,372,122
255,527	Stellantis NV (EN Paris Exchange)	4,846,381
100,913	Swiss Re AG	9,996,606
18,622	Texas Instruments, Inc.	3,509,688

		202,042,831

	TOTAL COMMON STOCKS (COST $3,102,824,764)	3,699,945,988

	INVESTMENT COMPANIES — 0.9%

	United States — 0.9%
360,352	iShares MSCI EAFE ETF	28,352,495
17,447	iShares MSCI Eurozone ETF	855,077
122,945	Vanguard FTSE Developed Markets ETF	6,277,572

		35,485,144

	TOTAL INVESTMENT COMPANIES (COST $35,480,021)	35,485,144

	PREFERRED STOCKS — 1.4%

	Brazil — 0.0%
212,100	Petroleo Brasileiro SA, 19.36%	1,083,347

	Germany — 1.3%
5,781	BMW AG, 2.35%	481,885
197,897	Henkel AG & Co. KGaA, 2.51%	16,009,944
95,893	Porsche Automobil Holding SE, 2.43%	9,099,090
1,039	Sartorius AG, 0.14%	703,259
257,100	Schaeffler AG, 3.25%	2,131,407
96,514	Volkswagen AG, 2.57%	19,479,441

		47,905,026

	South Korea — 0.1%
56,818	Samsung Electronics Co., Ltd., 1.52%	3,403,106

	TOTAL PREFERRED STOCKS (COST $54,240,043)	52,391,479

	WARRANT — 0.0%

	Switzerland — 0.0%
236,912	Cie Financiere Richemont SA, Expires 11/22/23*	260,014

	TOTAL WARRANT (COST $—)	260,014

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.8%

		Mutual Fund - Securities Lending Collateral — 0.8%
32,048,652		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d) (e)	32,048,652

		TOTAL SHORT-TERM INVESTMENT (COST $32,048,652)	32,048,652

		TOTAL INVESTMENTS — 98.4% (Cost $3,224,593,480)	3,820,131,277

		Other Assets and Liabilities (net) — 1.6%	61,071,593

		NET ASSETS — 100.0%	$3,881,202,870

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2021 was $1,457,972.

	(c)	Level 3 — significant unobservable inputs were used in determining the value of this portfolio security.

	(d)	The rate disclosed is the 7-day net yield as of December 31, 2021.

	(e)	Represents an investment of securities lending cash collateral.

	144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $49,181,862 which represents 1.3% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
494	MSCI EAFE Index	Mar 2022	$57,348,460	$812,704

Abbreviations

ADR	— American Depository Receipt
CDI	— CREST Depository Interest
CVA	— Certificaten Van Aandelen
GDR	— Global Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	23.8
Industrial	18.0
Financial	14.5
Technology	12.6
Consumer, Cyclical	10.1
Basic Materials	8.7
Energy	3.9
Communications	3.8
Utilities	1.2
Unaffiliated Funds	0.9
Diversified	0.1
Short-Term Investment	0.8
Other Assets and Liabilities (net)	1.6

100.0%

See accompanying Notes to the Schedule of Investments.